Aircraft and transportation service expenses	12 Months Ended
Dec. 31, 2021
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Aircraft and transportation service expenses
9	Aircraft and transportation service expenses

	2021 RMB million	2020 RMB million	2019 RMB million
Landing and navigation fees	11,705	10,857	17,658
Ground service and other charges	9,442	7,886	8,933

	21,147	18,743	26,591